Derivative Instruments and Financial Risk Management	12 Months Ended
Mar. 31, 2018
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Financial Risk Management

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates.  Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

a.	Interest rates:

The Company manages its risk to fluctuating interest rates by using interest rate swaps to convert its floating rate debt into fixed rate obligations.  These interest rate swaps were not designated as hedges for accounting purposes and changes in the fair value of these instruments are reflected in earnings.  There are no interest rate swaps in place for the years ended March 31, 2018, 2017, and 2016.

In September 2005, the Company entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%.  In December 2015, the Company repaid the full outstanding balance of the mortgage and interest rate swap.  The Company recorded a net loss of $0, $0 and ($6) within financial income, net for the years ended March 31, 2018, 2017 and 2016, respectively.  These amounts include a realized gain of $0, $0, and $180 for the years ended March 31, 2018, 2017, and 2016, respectively.

b.	Currency exchange rates:

The Company manages its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency swaps to convert its foreign currency debt payments into its functional currency.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the New Israeli Shekel (“NIS”) and the CAD against the U.S. dollar and the exchange rates between the U.S. dollar and each of the NIS and the CAD at the end of the year indicated:

			Rate of Devaluation
			(Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2017	0.92%	1.56%	(3.71%)	2.31%	3.63	1.33
3/31/2018	0.20%	2.31%	(3.31%)	(3.01%)	3.51	1.29

(1)	Per Bank of Israel
(2)	Per Bloomberg L.P. for period ended March 31, 2018. Per Bank of Canada for period ended March 31, 2017.

In October 2011, the Company began entering into separate forward contracts to offset the variability of our cash flows in U.S. dollars due to changes in the NIS and the CAD.  In April 2016, the Company began entering into separate forward contracts to purchase the NIS and the CAD on a monthly basis at agreed upon spot rates to hedge the variability of cash flows in U.S. dollars due to changes in the respective exchange rates.  At March 31, 2018, the forward contracts to purchase the NIS are for a total amount of $52,250, at a weighted-average forward rate of 3.45 NIS per U.S. dollar, which are settled in 18 monthly settlements of $3,250 for eleven (11) months, $2,000 for six (6) months, and $4,500 for one (1) month.  The Company recorded a net gain of $97, $618 and $813 for the years ended March 31, 2018, 2017 and 2016, respectively, for the contracts to purchase the NIS.

The forward contracts to purchase the CAD are for a total amount of $53,490, at a weighted-average forward rate of CAD 1.28 per U.S. dollar, which are settled in 14 monthly installments of approximately $2,786 for six (6) months, $4,043 for five (5) months, and $5,519 for three (3) months. The Company recorded a net gain (loss) of $2,068, ($3,236) and $3,413, for the years ended March 31, 2018, 2017 and 2016, respectively, for the contracts to purchase the CAD.

There is no collateral for these hedges.